SHAREHOLDERS' EQUITY (Details) (Employees and Directors [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding at beginning of year	805,300	461,118
Number of options, Granted	1,154,345	552,890
Number of options, Exercised	0	(208,708)
Number of options, Cancelled	(372,345)	0
Number of options, Forfeited	(46,431)	0
Number of options, Outstanding at end of year	1,540,869	805,300
Number of options, Vested and expected to vest	1,540,869	805,300
Number of options, Options exercisable at the end of the period	640,401	308,909
Weighted average exercise price, Outstanding at beginning of year	$ 6.86	$ 0.20
Weighted average exercise price, Granted	$ 11.29	$ 9.87
Weighted average exercise price, Exercised	$ 0	$ 0.14
Weighted average exercise price, Cancelled	$ 18.38
Weighted average exercise price, Forfeited	$ 10.07
Weighted average exercise price, Outstanding at end of year	$ 7.30	$ 6.86
Weighted average exercise price, Vested and expected to vest	$ 7.30	$ 6.86
Weighted average exercise price, Options exercisable at the end of the period	$ 6.24	$ 0.33